Trade and other receivables	12 Months Ended
Dec. 31, 2017
Trade and other receivables
Trade and other receivables

9. Trade and other receivables

	December 31,
	2017	2016

Credit cards	676.3	457.7
Travel agencies	92.9	73.2
Other receivables	152.1	147.7
Allowance for doubtful accounts	(6.9)	(5.3)

	914.4	673.3

Accounts receivable from credit card companies are received in installments of up to twelve months. Installment receivables which are due more than 60 days amounted to R$573.6 at December 31, 2017 (December 31, 2016 — R$353.9). Average days-sales-outstanding was 36 days for the year ended December 31, 2017 (December 31, 2016 - 32 days). Generally, interest is charged on sales receivable in installments with more than six months.

The Company enters into factoring transactions with banks or credit card management companies, in order to obtain funds for working capital. During the year ended December 31, 2017 the Company factored accounts receivable from credit cards with a face value of R$3,153.8 (December 31, 2016 - R$4,717.4). Because these receivables are from credit card companies and present a low credit risk, we were able to sell these receivables without any risk to the Company in the event of default by the customers. As such, the accounts receivable were derecognized in full and the discount interest cost recognized in the statement of operations, under financial expenses, for an amount of R$35.3 for the year ended December 31, 2017 (December 31, 2016 - R$97.7).

The changes in the allowance for doubtful accounts are as follows:

	December 31,
	2017	2016

Balance at the beginning of the year	5.3	8.1
Increases	2.4	1.5
Reversals	(0.8)	(4.3)

Balance at the end of the year	6.9	5.3

The schedule of accounts receivables are as follows:

	December 31,
	2017	2016

Not yet due	747.3	668.6
Up to 90 days	167.1	4.7
Over 91 days	6.9	5.3

	921.3	678.6